Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three complete
d ca
lendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The term “compensation actually paid” in this Pay versus Performance section refers to Compensation Actually Paid calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized, or received by the NEOs. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that compensation for our NEOs other than our principal executive officers (“PEOs”) is reported as an average.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO (Wes Powell) ($) (1)(2)	Compensation Actually Paid to PEO (Wes Powell) ($) (3)(4)	Summary Compensation Table Total for PEO (Terry Considine) ($) (1)(2)	Compensation Actually Paid to PEO (Terry Considine) ($) (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)(4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)	Net Income ($M)	Net Operating Income Growth (%) (6)

2022	$2,858,721	$2,334,951	N/A	N/A	$1,677,369	$1,543,863	$119	$94	$92	14.2%

2021	$5,445,198	$7,581,973	N/A	N/A	$2,985,094	$3,489,865	$129	$139	($5)	4.1%

2020	$1,759,704	$1,065,897	$6,802,856	($7,081,374)	$1,772,355	$700,918	$88	$85	($6)	(1.8%)

(1)	For each fiscal year, our PEOs and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2020	2021	2022

PEO	Wes Powell	Wes Powell	Wes Powell

PEO	Terry Considine	N/A	N/A

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

Other NEOs	Paul Beldin	N/A	N/A

Other NEOs	Lisa Cohn	N/A	N/A

Other NEOs	Keith Kimmel	N/A	N/A

(2)
The values shown in this column reflect the “Total” compensation set forth in the Summary Compensation Table in this Proxy Statement or the applicable historical proxy statement. Please refer to the footnotes of the applicable Summary Compensation Table for further detail regarding the amounts set forth in this column.

(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020			2021		2022

	Wes Powell	Terry Considine	Average Other NEOs	Wes Powell	Average Other NEOs	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$1,759,704	$6,802,856	$1,772,355	$5,445,198	$2,985,094	$2,858,721	$1,677,369

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($501,417)	($4,300,006)	($529,753)	($4,087,376)	($1,956,190)	($1,100,005)	($452,638)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$852,903	$2,783,368	$881,899	$6,185,273	$2,379,599	$1,918,841	$704,542

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	($989,872)	($13,665,785)	($1,508,805)	($107,076)	$15,366	($1,196,585)	($387,721)

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($84,413)	$1,298,193	$29,939	$84,643	$59,808	($174,322)	($4,868)

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$28,992	$0	$55,283	$61,312	$6,187	$28,302	$7,179

Total Adjustments (a)	($693,807)	($13,884,230)	($1,071,437)	$2,136,775	$504,771	($523,770)	($133,506)

Compensation Actually Paid Total	$1,065,897	($7,081,374)	$700,918	$7,581,973	$3,489,865	$2,334,951	$1,543,863

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted stock and LTIP awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for market-based performance restricted stock, stock option, and LTIP awards, the probable outcome of the performance condition to which such awards are subject calculated by a third-party consultant using a Monte Carlo valuation model in accordance with FASB ASC Topic 718 as of the applicable year-end
date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, and prior fiscal years.

(5)
For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE NAREIT Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2019, through the end of the listed fiscal year in our Common Stock and in the FTSE NAREIT Equity Apartments Index, respectively. The FTSE NAREIT Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2022 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.

(6)
We determined NOI Growth to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs for our fiscal year ended December 31, 2022. NOI is a non-GAAP
financial measure. A reconciliation of
non-GAAP
financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included in Appendix I to this Proxy Statement, entitled “Glossary and Reconciliations of
Non-GAAP
Financial and Operating Measures.” NOI Growth may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Operating Income Growth
Named Executive Officers, Footnote
(1)	For each fiscal year, our PEOs and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2020	2021	2022

PEO	Wes Powell	Wes Powell	Wes Powell

PEO	Terry Considine	N/A	N/A

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

Other NEOs	Paul Beldin	N/A	N/A

Other NEOs	Lisa Cohn	N/A	N/A

Other NEOs	Keith Kimmel	N/A	N/A

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE NAREIT Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2019, through the end of the listed fiscal year in our Common Stock and in the FTSE NAREIT Equity Apartments Index, respectively. The FTSE NAREIT Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2022 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.
Adjustment To PEO Compensation, Footnote
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020			2021		2022

	Wes Powell	Terry Considine	Average Other NEOs	Wes Powell	Average Other NEOs	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$1,759,704	$6,802,856	$1,772,355	$5,445,198	$2,985,094	$2,858,721	$1,677,369

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($501,417)	($4,300,006)	($529,753)	($4,087,376)	($1,956,190)	($1,100,005)	($452,638)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$852,903	$2,783,368	$881,899	$6,185,273	$2,379,599	$1,918,841	$704,542

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	($989,872)	($13,665,785)	($1,508,805)	($107,076)	$15,366	($1,196,585)	($387,721)

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($84,413)	$1,298,193	$29,939	$84,643	$59,808	($174,322)	($4,868)

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$28,992	$0	$55,283	$61,312	$6,187	$28,302	$7,179

Total Adjustments (a)	($693,807)	($13,884,230)	($1,071,437)	$2,136,775	$504,771	($523,770)	($133,506)

Compensation Actually Paid Total	$1,065,897	($7,081,374)	$700,918	$7,581,973	$3,489,865	$2,334,951	$1,543,863

Non-PEO NEO Average Total Compensation Amount	$ 1,677,369	$ 2,985,094	$ 1,772,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,543,863	3,489,865	700,918
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020			2021		2022

	Wes Powell	Terry Considine	Average Other NEOs	Wes Powell	Average Other NEOs	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$1,759,704	$6,802,856	$1,772,355	$5,445,198	$2,985,094	$2,858,721	$1,677,369

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($501,417)	($4,300,006)	($529,753)	($4,087,376)	($1,956,190)	($1,100,005)	($452,638)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$852,903	$2,783,368	$881,899	$6,185,273	$2,379,599	$1,918,841	$704,542

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	($989,872)	($13,665,785)	($1,508,805)	($107,076)	$15,366	($1,196,585)	($387,721)

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($84,413)	$1,298,193	$29,939	$84,643	$59,808	($174,322)	($4,868)

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$28,992	$0	$55,283	$61,312	$6,187	$28,302	$7,179

Total Adjustments (a)	($693,807)	($13,884,230)	($1,071,437)	$2,136,775	$504,771	($523,770)	($133,506)

Compensation Actually Paid Total	$1,065,897	($7,081,374)	$700,918	$7,581,973	$3,489,865	$2,334,951	$1,543,863

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our NOI growth, in each case, for the fiscal years ended December 31, 2020, 2021, and 2022.
TSR amounts reported in the graph assume an initial fixed inve stme
nt of $100, a
nd
that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most impo rta
nt
fin
ancial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Net Operating Income Growth;

•	Absolute TSR; and

•	Relative TSR (which compares our TSR to the TSR of the Russell 2000 Value Index, FTSE NAREIT Equity Apartments Index, and Aimco’s identified peer group).

Total Shareholder Return Amount	$ 119	129	88
Peer Group Total Shareholder Return Amount	94	139	85
Net Income (Loss)	$ 92,000,000	$ (5,000,000)	$ (6,000,000)
Company Selected Measure Amount	0.142	0.041	(0.018)
PEO Name	Wes Powell		Terry Considine
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income Growth
Non-GAAP Measure Description	NOI Growth to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs for our fiscal year ended December 31, 2022. NOI is a non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Wes Powell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,858,721	$ 5,445,198	$ 1,759,704
PEO Actually Paid Compensation Amount	2,334,951	7,581,973	1,065,897
Terry Considine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,802,856
PEO Actually Paid Compensation Amount			(7,081,374)
PEO | Wes Powell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,770)	2,136,775	(693,807)
PEO | Wes Powell [Member] | The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,005)	(4,087,376)	(501,417)
PEO | Wes Powell [Member] | Fair value of awards granted during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,918,841	6,185,273	852,903
PEO | Wes Powell [Member] | Change in fair value of awards granted during prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,196,585)	(107,076)	(989,872)
PEO | Wes Powell [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,322)	84,643	(84,413)
PEO | Wes Powell [Member] | Increase based on dividends or other earnings paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,302	61,312	28,992
PEO | Terry Considine [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,884,230)
PEO | Terry Considine [Member] | The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,300,006)
PEO | Terry Considine [Member] | Fair value of awards granted during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,783,368
PEO | Terry Considine [Member] | Change in fair value of awards granted during prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,665,785)
PEO | Terry Considine [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,298,193
PEO | Terry Considine [Member] | Increase based on dividends or other earnings paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,506)	504,771	(1,071,437)
Non-PEO NEO | The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,638)	(1,956,190)	(529,753)
Non-PEO NEO | Fair value of awards granted during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,542	2,379,599	881,899
Non-PEO NEO | Change in fair value of awards granted during prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,721)	15,366	(1,508,805)
Non-PEO NEO | Change in fair value of awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,868)	59,808	29,939
Non-PEO NEO | Increase based on dividends or other earnings paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,179	$ 6,187	$ 55,283